Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders Equity
Schedule of major assumptions used in the Monte Carlo Model
	April 22, 2024	December 31, 2024
Risk-free interest rate	5.39%	4.8%
Expected life	5.5 year	4.8 year
Share price	$0.64 (post-split adjusted 25.6)	$0.21 (post-split adjusted 8.4)
Volatility	132%	157%

Schedule of warrants activity
	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	669	1,439.20	2.79
Granted	-	-	-
Forfeited	(38)	-	-
Balance of warrants outstanding as of December 31, 2023	631	480.00	1.90
Granted	1,192,727
Forfeited	(721,500)
Balance of warrants outstanding as of December 31, 2024	471,858	7.04	4.83